Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2022 USD ($)
Related Party Transaction [Line Items]
Operating lease right-of-use assets		¥ 35,482,000		¥ 150,696,000		$ 5,625
Operating lease liability		8,928,000				1,416
Noncash lease expenses		39,476,000	$ 6,258	54,466,000	¥ 54,808,000
Gain from disposal of equity interest		4,048,000	642	2,087,000
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Operating lease right-of-use assets		88,000		189,000		14
Operating lease liability		40,000		141,000		$ 6
Noncash lease expenses		108,000	17	¥ 108,000	¥ 53,000
Jiaxin Travel
Related Party Transaction [Line Items]
Consideration on disposal of deferred revenue		7,500,000
Related party transaction, gain on disposal of deferred revenue		835,000	133
Consideration from disposal of equity interest	¥ 0
Gain from disposal of equity interest		¥ 3,213,000	$ 509